Liquidity (Details) $ / shares in Units, ¥ in Millions		6 Months Ended	12 Months Ended
	Apr. 03, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)
Liquidity [Line Items]
Cash provided by operating activities		$ 600,000	$ 400,000
Total cash and cash equivalents		1,471,984	$ 2,915,470
Working capital		5,400,000		$ (413,474)	¥ 3.0
Deferred revenue		7,100,000
Realizes deferred revenue		2,800,000
Cash		1,500,000
Initial public offering (in Shares) | shares	3,390,000
Offering price per shares (in Dollars per share) | $ / shares	$ 4
Total gross proceeds	$ 13,600,000
Net proceeds		12,000,000
Minimum [Member]
Liquidity [Line Items]
Total cash and cash equivalents		1,443,486
Maximum [Member]
Liquidity [Line Items]
Total cash and cash equivalents		$ 1,471,984